B5 Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories, alternative [abstract]
Summary of Inventories

	2024	2023
Components	6,948	10,612
Finished goods	11,701	13,610
Contract work in progress	8,476	11,851
Total	27,125	36,073